UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08342

Global Macro Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 10.6%
Security	Principal		U.S. $ Value
Brazil — 2.3%
Letra Tesouro Nacional, 0.00%, 7/1/08	BRL	23,650,000	$13,722,069
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	10,816,050	5,817,224
Total Brazil (identified cost $19,476,865)			$19,539,293
Costa Rica — 0.3%
Titulo Propiedad Ud, 1.63%, 7/13/16(4)	CRC	229,448,764	$273,526
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,958,363,201	2,488,551
Total Costa Rica (identified cost $2,476,409)			$2,762,077
Ghana — 0.9%
Ghanaian Government Bond, 13.69%, 3/15/10	GHS	1,900,000	$1,899,306
Ghanaian Government Bond, 13.50%, 3/29/10	GHS	980,000	976,287
Ghanaian Government Bond, 13.00%, 8/2/10	GHS	600,000	589,697
Ghanaian Government Bond, 13.67%, 6/15/12	GHS	4,300,000	4,138,624
Total Ghana (identified cost $8,314,478)			$7,603,914
Iceland — 1.1%
Republic of Iceland, 9.50%, 6/13/08	ISK	677,605,000	$9,020,105
Total Iceland (identified cost $9,229,909)			$9,020,105
Indonesia — 2.2%
Indonesia Recapital, 14.00%, 6/15/09	IDR	80,370,000,000	$8,989,521
Republic of Indonesia, 12.00%, 9/15/11	IDR	88,122,000,000	9,526,957
Total Indonesia (identified cost $19,895,418)			$18,516,478
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$202,834
Total Kenya (identified cost $181,485)			$202,834

Security	Principal		U.S. $ Value
Nigeria — 1.4%
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	444,300,000	$3,993,782
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	523,213,000	4,580,416
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	404,606,000	3,187,480
Total Nigeria (identified cost $11,435,348)			$11,761,678
Peru — 1.2%
Republic of Peru, 12.25%, 8/10/11	PEN	23,587,000	$10,009,354
Total Peru (identified cost $10,428,398)			$10,009,354
Sri Lanka — 0.2%
Republic of Sri Lanka, 11.50%, 11/1/08 LKR		199,000,000	$1,788,533
Total Sri Lanka (identified cost $1,790,637)			$1,788,533
Uruguay — 1.0%
Republic of Uruguay, 5.00%, 9/14/18(13)	UYU	152,360,145	$8,488,910
Total Uruguay (identified cost $6,963,479)			$8,488,910
Total Foreign Government Bonds (identified cost $90,192,426)			$89,693,176
Foreign Corporate Bonds — 0.5%
Security	Principal		U.S. $ Value
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(2)		$3,000,000	$4,303,949
Total Chile (identified cost $3,000,000)			$4,303,949
Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(6)(7)(8)		$4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(6)(7)(8)		2,000,000	10,000
Total Indonesia (identified cost $2,910,368)			$30,000
Total Foreign Corporate Bonds (identified cost $5,910,368)			$4,333,949

See notes to financial statements

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Debt Obligations — United States — 61.2%
Security	Principal	U.S. $ Value
Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19	$500,000	$620,624
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,051,547
Total Corporate Bonds and Notes (identified cost $1,529,331)		$1,672,171
Mortgage-Backed Securities—60.7%
Collateralized Mortgage Obligations — 11.6%
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$542,264	$555,518
Series 1548, Class Z, 7.00%, 7/15/23	766,317	794,938
Series 1817, Class Z, 6.50%, 2/15/26	645,037	663,108
Series 1927, Class ZA, 6.50%, 1/15/27	2,543,734	2,620,427
Series 2127, Class PG, 6.25%, 2/15/29	2,899,024	2,973,110
		$7,607,101
Federal National Mortgage Association:
Series 1992-180, Class F, 4.056%, 10/25/22(9)	$2,534,613	$2,575,256
Series 1993-16, Class Z, 7.50%, 2/25/23	2,426,315	2,584,468
Series 1993-79, Class PL, 7.00%, 6/25/23	1,837,399	1,931,797
Series 1993-104, Class ZB, 6.50%, 7/25/23	806,540	832,104
Series 1993-121, Class Z, 7.00%, 7/25/23	9,996,389	10,509,934
Series 1993-141, Class Z, 7.00%, 8/25/23	1,902,919	1,994,073
Series 1994-42, Class ZQ, 7.00%, 4/25/24	11,793,616	12,377,037
Series 1994-63, Class PJ, 7.00%, 12/25/23	1,701,274	1,714,910
Series 1994-79, Class Z, 7.00%, 4/25/24	2,343,241	2,463,302
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,519,431	1,646,314
Series 1996-35, Class Z, 7.00%, 7/25/26	595,902	626,202
Series 1998-16, Class H, 7.00%, 4/18/28	1,771,306	1,861,520
Series 1999-25, Class Z, 6.00%, 6/25/29	5,365,696	5,438,434
Series 2000-49, Class A, 8.00%, 3/18/27	1,867,616	2,024,077
Series 2001-37, Class GA, 8.00%, 7/25/16	279,596	298,255
Series G93-1, Class K, 6.675%, 1/25/23	2,704,113	2,816,995
Series G93-31, Class PN, 7.00%, 9/25/23	8,703,818	9,173,691
Series G93-41, Class ZQ, 7.00%, 12/25/23	17,275,390	18,240,986
		$79,109,355
Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	1,506,774	1,582,230
Series 1999-42, Class Z, 8.00%, 11/16/29	3,894,851	4,240,882
Series 2001-35, Class K, 6.45%, 10/26/23	624,431	649,458
Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,092,319
		$11,564,889
Total Collateralized Mortgage Obligations (identified cost $97,860,382)		$98,281,345

Security	Principal	U.S. $ Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Backed Securities — 2.7%
JPMCC, Series 2005-LDP5, Class AM, 5.387%, 12/15/44(10)	$9,960,000	$9,654,365
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(10)	7,000,000	7,076,098
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(10)	6,000,000	5,927,935
Total Commercial Mortgage Backed Securities (identified cost $22,632,850)		$22,658,398
Mortgage Pass-Throughs — 46.4%
Federal Home Loan Mortgage Corp.:
5.50% with maturity at 2013	$17,792,368	$18,135,159
6.00% with maturity at 2024	5,557,795	5,727,058
6.50% with various maturities to 2024	6,961,806	7,276,078
6.546% with maturity at 2023(11)	1,188,384	1,197,837
7.00% with various maturities to 2031	7,512,837	7,968,054
7.31% with maturity at 2026	460,060	495,151
7.50% with various maturities to 2028	19,485,313	20,978,974
7.95% with maturity at 2022	749,398	818,789
8.00% with various maturities to 2030	4,259,582	4,664,267
8.15% with maturity at 2021	450,289	491,674
8.30% with maturity at 2021	395,775	436,335
8.47% with maturity at 2018	418,827	462,059
8.50% with various maturities to 2028	2,376,141	2,643,674
9.00% with various maturities to 2027	4,728,561	5,234,613
9.25% with various maturities to 2016	27,171	27,437
9.50% with various maturities to 2027	489,971	558,749
9.75% with various maturities to 2020	23,627	25,372
10.00% with various maturities to 2020	1,819,491	2,040,073
10.50% with maturity at 2021	745,550	857,516
11.00% with maturity at 2016	1,248,221	1,420,018
13.25% with maturity at 2013	1,645	1,816
		$81,460,703
Federal National Mortgage Association:
4.81% with maturity at 2022(11)	$4,104,277	$4,094,456
5.137% with maturity at 2035(11)	9,388,055	9,368,960
5.22% with various maturities to 2035(11)	41,007,500	40,841,328
5.322% with various maturities to 2033(11)	32,570,959	32,495,363
5.37% with maturity at 2025(11)	2,427,855	2,429,594
5.50% with various maturities to 2018	2,105,673	2,147,228
5.57% with maturity at 2024(11)	1,965,018	1,974,695
6.12% with maturity at 2028(11)	520,103	524,701
6.204% with maturity at 2023(11)	418,192	421,016
6.321% with maturity at 2032(11)	7,502,863	7,688,093
6.50% with various maturities to 2030	26,261,022	27,362,109
7.00% with various maturities to 2032	37,513,437	39,655,385
7.014% with maturity at 2025(11)	896,349	929,682
7.50% with various maturities to 2028	17,715,892	18,927,618
8.00% with various maturities to 2030	14,590,679	15,920,020

See notes to financial statements

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
Mortgage-Backed Securities (continued)
8.50% with various maturities to 2026	137,088	$149,849
8.992% with maturity at 2010(10)	44,592	45,852
9.00% with various maturities to 2027	1,856,522	2,029,406
9.038% with maturity at 2028(10)	1,343,284	1,486,379
9.50% with various maturities to 2031	7,384,383	8,283,958
10.50% with maturity at 2029	870,734	1,011,646
11.00% with maturity at 2016	117,278	128,801
11.041% with maturity at 2027(10)	1,440,537	1,646,465
11.50% with maturity at 2031	927,713	1,110,722
		$220,673,326
Government National Mortgage Association:
5.125% with maturity at 2024(11)	$1,001,887	$1,018,014
6.50% with maturity at 2013	1,044,010	1,086,869
7.00% with various maturities to 2026	18,630,690	19,842,296
7.50% with various maturities to 2031	14,755,821	15,915,244
7.75% with maturity at 2019	44,379	48,197
8.00% with various maturities to 2034	41,547,245	45,436,203
8.30% with various maturities to 2020	291,704	317,782
8.50% with various maturities to 2021	2,820,462	3,091,537
9.00% with various maturities to 2025	865,593	963,229
9.50% with various maturities to 2026(12)	2,818,429	3,249,677
		$90,969,048
Total Mortgage Pass-Throughs (identified cost $390,301,438)		$393,103,077
Total Mortgage-Backed Securities (identified cost $510,794,670)		$514,042,820
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,028,986
Total U.S. Treasury Obligations (identified cost $1,791,699)		$2,028,986
Total Debt Obligations — United States (identified cost $514,115,700)		$517,743,977
Common Stocks — 0.2%
Security	Shares	Value
China — 0.2%
Business Services — 0.0%
APP China(6)	8,155	$326,200
		$326,200

Security	Principal		U.S. $ Value
Commercial Banks — 0.2%
Industrial and Commercial Bank of China(6)		2,191,752	$1,734,933
			$1,734,933
Total China (identified cost $2,395,650)			$2,061,133
Total Common Stocks (identified cost $2,395,650)			$2,061,133
Short-Term Investments — 27.0%
Foreign Government Securities — 21.8%
Security	Principal Amount		U.S. $ Value
Egypt — 12.4%
Egyptian Treasury Bill, 0.00%, 5/6/08	EGP	145,200,000	$26,988,020
Egyptian Treasury Bill, 0.00%, 5/13/08	EGP	108,900,000	20,219,134
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	55,400,000	10,274,819
Egyptian Treasury Bill, 0.00%, 5/27/08	EGP	29,325,000	5,432,845
Egyptian Treasury Bill, 0.00%, 6/3/08	EGP	10,800,000	1,998,653
Egyptian Treasury Bill, 0.00%, 6/10/08	EGP	31,400,000	5,804,473
Egyptian Treasury Bill, 0.00%, 7/1/08	EGP	33,925,000	6,250,594
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	68,925,000	12,684,636
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	37,000,000	6,793,820
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	28,150,000	5,091,248
Egyptian Treasury Bill, 0.00%, 1/6/09	EGP	20,650,000	3,659,295
Total Egypt (identified cost $103,232,919)			$105,197,537
Georgia — 2.0%
Bank of Georgia Group, 7.00%, 5/30/08(5) GEL		7,275,000	$4,967,057
Bank of Georgia Group, 7.50%, 6/26/08(5) GEL		7,385,000	5,042,160
Bank of Georgia Group, 8.25%, 10/10/08(5) GEL		9,794,250	6,687,092
Total Georgia (identified cost $16,750,000)			$16,696,309
Iceland — 1.0%
Central Bank of Iceland, 15.25%, 9/24/08(5)(9)	ISK	600,000,000	$8,012,286
Total Iceland (identified cost $8,079,084)			$8,012,286
Mauritius — 0.0%
Republic of Mauritius, Treasury Bill, 0.00%, 5/23/08 MUR		4,200,000	$160,748
Total Mauritius (identified cost $151,737)			$160,748

See notes to financial statements

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal		U.S. $ Value
Mongolia — 0.5%
ING Bank Mongolian Credit Linked Note, 10.80%, 6/12/08		$4,000,000	$3,993,140
Total Mongolia (identified cost $4,000,000)			$3,993,140
Nigeria — 0.1%
Nigerian Treasury Bill , 0.00%, 9/4/08	NGN	145,188,000	$1,194,311
Total Nigeria (identified cost $1,132,100)			$1,194,311
Peru — 5.7%
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	23,700,000	$8,236,845
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	28,700,000	9,808,359
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	14,100,000	4,799,006
Peru Certificates of Deposit, 0.00%, 6/6/08	PEN	35,800,000	12,490,253
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	9,600,000	3,256,766
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800,000	10,068,568
Total Peru (identified cost $46,766,901)			$48,659,797
Republic of Uganda — 0.1%
Ugandan Treasury Bill , 0.00%, 10/23/08 UGX		1,096,000,000	$610,841
Total Republic of Uganda (identified cost $597,297)			$610,841
Total Foreign Government Securities (identified cost $180,710,038)			$184,524,969
Other Securities — 5.2%
Description	Interest/ Principal Amount (000's omitted)		U.S. $ Value
Investment in Cash Management Portfolio, 2.49%(14)		40,455	$40,454,710
State Street Bank and Trust Time Deposit, 1.50%, 5/1/08		$3,360	3,360,000
Total Other Securities (identified cost $43,814,710)			$43,814,710
Total Short-Term Investments (identified cost $224,524,748)			$228,339,679

Currency Options Purchased — 0.1%
Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
South Korean Won Call Option	KRW	7,459,200	932.4	3/3/09	$22,601
South Korean Won Call Option	KRW	7,324,000	915.5	6/2/09	19,262
South Korean Won Put Option	KRW	7,459,200	932.4	3/3/09	534,004
South Korean Won Put Option	KRW	7,324,000	915.5	6/2/09	627,813
Euro Put Option	EUR	800	1.2738	10/2/08	1,046
Euro Put Option	EUR	800	1.295	10/10/08	1,470
Euro Put Option	EUR	800	1.299	10/16/08	1,644
Euro Put Option	EUR	800	1.3155	10/30/08	2,317
Euro Put Option	EUR	800	1.3195	11/13/08	2,778
Euro Put Option	EUR	800	1.354	11/26/08	4,509
Euro Put Option	EUR	800	1.3506	12/11/08	4,907
Euro Put Option	EUR	800	1.327	1/8/09	4,721
Euro Put Option	EUR	800	1.3375	2/12/09	6,514
Euro Put Option	EUR	800	1.3705	4/8/09	11,471
Euro Put Option	EUR	800	1.3745	5/13/09	13,464
Total Currency Options Purchased (identified cost $1,139,502)					$1,258,521
Total Investments — 99.6% (identified cost $838,278,394)					$843,430,435
Other Assets, Less Liabilities — 0.4%					$3,204,732
Net Assets — 100.0%					$846,635,167

BRL - Brazilian Real

CRC - Costa Rican Colon

EGP - Egyptian Pound

EUR - Euro

GEL - Georgian Lari

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

ISK - Icelandic Krona

KES - Kenyan Shilling

KRW - South Korean Won

LKR - Sri Lanka Rupee

MUR - Mauritian Rupee

NGN - Nigerian Naira

PEN - Peruvian New Sol

See notes to financial statements

Global Macro Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

UGX - Ugandan Shilling

UYU - Uruguayan Peso

(1)  Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 10,816,050.

(2)  Bonds pays a coupon of 3.8% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fumento) Rate.

(3)  Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,400,000 and the current face is CRC 1,958,363,201.

(4)  Bonds pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000, and the current face is CRC 229,448,764.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  Non-income producing security.

(7)  Convertible bond.

(8)  Defaulted security.

(9)  Floating-rate security.

(10)  Weighted average fixed-rate coupon that changes/updates monthly.

(11)  Adjustable rate mortgage security. Rate shown is the rate at April 30, 2008.

(12)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(13)  Bond pays a coupon of 5% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. Original face of the bond is UYU 135,030,000 and the current face is UYU 152,360,145.

(14)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements

Global Macro Portfolio as of April 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $797,823,684)	$802,975,725
Affiliated investment, at value (identified cost, $40,454,710)	40,454,710
Foreign currency, at value (identified cost, $608,366)	605,719
Receivable for investments sold	69,093
Interest receivable	6,499,115
Interest receivable from affiliated investment	35,011
Receivable for open forward foreign currency exchange contracts	2,125,001
Receivable for closed forward foreign currency exchange contracts	154,190
Receivable for open swap contracts	4,276,100
Total assets	$857,194,664
Liabilities
Payable for open forward foreign currency exchange contracts	$3,782,136
Payable for closed forward foreign currency exchange contracts	752,468
Payable for open swap contracts	2,602,248
Payable for investments purchased	1,792,943
Payable for daily variation margin on open financial futures contracts	637,176
Payable to affiliate for investment adviser fee	412,947
Payable to affiliate for Trustees' fees	3,553
Accrued expenses	576,026
Total liabilities	$10,559,497
Net Assets applicable to investors' interest in Portfolio	$846,635,167
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$840,022,109
Net unrealized appreciation	6,613,058
Total	$846,635,167

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest (net of foreign taxes, $147,488)	$22,406,597
Interest income allocated from affiliated investment	1,047,590
Expenses allocated from affiliated investment	(124,190)
Total investment income	$23,329,997
Expenses
Investment adviser fee	$2,286,591
Trustees' fees and expenses	12,705
Legal and accounting services	93,780
Custodian fee	93,097
Miscellaneous	7,333
Total expenses	$2,493,506
Deduct — Reduction of custodian fee	$38
Total expense reductions	$38
Net expenses	$2,493,468
Net investment income	$20,836,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,606,182
Financial futures contracts	(2,999,711)
Swap contracts	(1,105,460)
Foreign currency and forward foreign currency exchange contract transactions	3,272,275
Net realized gain	$3,773,286
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,233,555
Financial futures contracts	1,714,453
Swap contracts	4,991,292
Foreign currency and forward foreign currency exchange contracts	(5,309,825)
Net change in unrealized appreciation (depreciation)	$4,629,475
Net realized and unrealized gain	$8,402,761
Net increase in net assets from operations	$29,239,290

See notes to financial statements

Global Macro Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008	Year Ended October 31, 2007
From operations — Net investment income	$20,836,529	$33,560,082
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	3,773,286	23,939,718
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contracts	4,629,475	7,097,918
Net increase in net assets from operations	$29,239,290	$64,597,718
Capital transactions — Contributions	$172,535,108	$398,182,177
Withdrawals	(43,531,835)	(337,613,129)
Net increase in net assets from capital transactions	$129,003,273	$60,569,048
Net increase in net assets	$158,242,563	$125,166,766
Net Assets
At beginning of period	$688,392,604	$563,225,838
At end of period	$846,635,167	$688,392,604

See notes to financial statements

Global Macro Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2008		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.66	%(2)	0.67%	0.66%	0.66%	0.68%	0.71%
Net investment income	5.27	%(2)	5.16%	4.49%	3.23%	3.10%	3.36%
Portfolio Turnover	11%		45%	41%	59%	55%	71%
Total Return	4.30	%(3)	10.34%	7.60%	6.48%	6.97%	12.97%
Net assets, end of period (000's omitted)	$846,635		$688,393	$563,226	$410,680	$323,944	$277,081

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio's investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Strategic Income Fund, Eaton Vance Global Macro Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 82.3%, 1.8% and 13.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available and forward contracts will normally be valued on the basis of market valuations provided by dealers or pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated which typically are valued by a pricing service or dealer quotes) are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Sovereign credit default swaps, foreign interest rate swaps and over-the-counter currency options are valued by a pricing service. Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification,

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

K  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

M  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three months LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

N  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio's average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $2,401,435 of which $114,844 was allocated from Cash Management and $2,286,591 was paid or accrued directly by the Portfolio.

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.58% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$46,328,933
U.S. Government and Agency Securities	52,499,769
$98,828,702
Sales
Investments (non-U.S. Government)	$10,384,479
U.S. Government and Agency Securities	70,777,202
$81,161,681

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$839,605,587
Gross unrealized appreciation	$15,419,517
Gross unrealized depreciation	(11,594,669)
Net unrealized appreciation	$3,824,848

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
7/02/08	Brazilian Real	United States Dollar
	23,650,000	13,730,044	$(50,251)
5/06/08	Canadian Dollar 23,438,000	United States Dollar 23,089,123	(182,629)
5/27/08	Euro 11,339,200	United States Dollar 18,086,704	448,235
10/14/08	Kazakh Tenge 757,300,000	United States Dollar 6,176,998	6,725
5/28/08	New Zealand Dollar 13,323,002	United States Dollar 10,574,600	205,293
6/06/08	Peruvian New Sol 35,800,000	United States Dollar 12,193,461	(409,760)
7/03/08	Peruvian New Sol 23,700,000	United States Dollar 8,074,957	(280,926)
11/06/08	Peruvian New Sol 14,100,000	United States Dollar 4,789,402	(205,075)
11/10/08	Peruvian New Sol 14,600,000	United States Dollar 4,956,714	(215,469)
12/11/08	Peruvian New Sol 14,100,000	United States Dollar 4,789,402	(210,128)
2/09/09	Peruvian New Sol 29,800,000	United States Dollar 10,088,016	(496,131)
5/12/08	South African Rand 226,117,644	United States Dollar 29,414,060	(492,013)
			$(1,882,129)

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Purchases
Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/27/08	Botswana Pula 5,420,000	United States Dollar 816,144	$24,951
7/21/08	Guatemalan Quetzal 24,719,931	United States Dollar 3,166,396	118,753
5/07/08	Icelandic Krona 628,080,497	Euro 5,478,267	(142,588)
5/13/08	Icelandic Krona 510,028,000	Euro 4,462,578	(139,369)
5/12/08	Indian Rupee 255,462,000	United States Dollar 6,378,577	(78,475)
5/19/08	Indian Rupee 256,241,000	United States Dollar 6,412,437	(96,817)
5/27/08	Indian Rupee 362,750,000	United States Dollar 9,071,018	(136,218)
6/02/08	Indian Rupee 257,342,000	United States Dollar 6,377,745	(42,393)
5/12/08	Indonesian Rupiah 59,508,000,000	United States Dollar 6,431,907	14,531
5/19/08	Indonesian Rupiah 45,000,000,000	United States Dollar 4,875,935	(5,958)
5/19/08	Kazakh Tenge 1,025,000,000	United States Dollar 8,451,517	48,000
6/18/08	Kazakh Tenge 1,045,740,000	United States Dollar 8,590,651	51,131
10/14/08	Kazakh Tenge 757,300,000	United States Dollar 6,058,400	111,873
5/27/08	Kenyan Shilling 137,874,688	United States Dollar 2,229,521	(5,794)
5/08/08	Malaysian Ringgit 43,750,000	United States Dollar 13,726,351	122,374
5/20/08	Malaysian Ringgit 43,500,000	United States Dollar 13,764,080	3,148
5/22/08	Malaysian Ringgit 20,700,000	United States Dollar 6,577,693	(26,579)
5/27/08	Malaysian Ringgit 21,941,000	United States Dollar 6,994,931	(51,562)
5/30/08	Malaysian Ringgit 20,700,000	United States Dollar 6,612,151	(61,786)
7/15/08	Mauritian Rand 32,478,624	United States Dollar 1,284,756	(46,170)
5/09/08	Mexican Peso 26,162,000	United States Dollar 2,481,269	7,290
5/12/08	Mexican Peso 62,200,000	United States Dollar 5,937,891	(23,534)
5/05/08	New Turkish Lira 9,896,301	United States Dollar 7,572,348	164,994

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/20/08	New Turkish Lira 9,898,000	United States Dollar 7,352,002	$345,340
5/27/08	New Turkish Lira 17,345,372	United States Dollar 13,301,666	153,715
5/12/08	Philippine Peso 370,750,000	United States Dollar 8,885,134	(118,086)
5/12/08	Polish Zloty 90,800,750	Euro 26,259,325	34,264
5/28/08	Polish Zloty 57,282,125	Euro 16,737,414	(264,425)
6/05/08	Polish Zloty 30,115,125	Euro 8,704,548	3,532
6/05/08	Ugandan Shilling 4,563,765,520	United States Dollar 2,696,145	271
5/07/08	Zambian Kwacha 7,831,465,000	United States Dollar 2,034,747	217,965
6/11/08	Zambian Kwacha 2,184,000,000	United States Dollar 581,052	42,616
			$224,994

At April 30, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $154,190 and a payable of $752,468.

Futures Contracts
Expiration Dates	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/08	80 Nikkei
	225	Long	$5,204,464	$5,572,000	$367,536
6/08	68 Japan 10 Year Bond	Short	(90,302,354)	(89,009,664)	1,292,690
6/08	165 FTSE/ JSE Top 40	Short	(6,218,868)	(6,371,781)	(152,913)
					$1,507,313

Descriptions of the underlying instruments to Futures Contracts:

•  Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

•  Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

•  FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Interest Rate Swaps

Counterparty	Notional Amount		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Barclays Capital PLC	MYR	36,000,000	Pay	KLIBOR	3.85%	March 27, 2012	$(52,569)
J.P. Morgan Chase Bank	BRL	10,533,705	Pay	Brazil Interbank Deposit Rate	12.73	January 2, 2012	(158,604)
J.P. Morgan Chase Bank	BRL	12,290,767	Pay	Brazil Interbank Deposit Rate	10.35	January 2, 2012	(899,240)
J.P. Morgan Chase Bank	BRL	38,710,005	Pay	Brazil Interbank Deposit Rate	11.34	January 2, 2009	(183,244)
							$(1,293,657)

BRL - Brazilian Real

MYR - Malaysian Ringgit

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000's omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Egypt	Buy	$6,000	0.75%	1/20/11	$82,849
Barclays Bank PLC	Iceland	Sell	5,000	1.70	3/20/18	36,273
Barclays Bank PLC	Iceland	Sell	3,900	1.88	3/20/18	80,930
Barclays Bank PLC	Turkey	Buy	4,100	2.13	1/20/13	28,832
Barclays Bank PLC	Turkey	Buy	4,170	2.12	1/20/13	31,059
Citigroup Global Markets	Indonesia	Buy	10,000	1.73	6/20/11	(12,166)
Citigroup Global Markets	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(70,818)
Credit Suisse First Boston	Greece	Buy	20,000	0.195	6/20/20	513,637
Credit Suisse First Boston	Iceland	Sell	5,000	1.70	3/20/18	36,274
Credit Suisse First Boston	Italy	Buy	18,200	0.20	12/20/16	174,695
Credit Suisse First Boston	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(70,818)
Credit Suisse First Boston	Turkey	Buy	5,000	2.87	7/20/11	(166,028)
Credit Suisse First Boston	Turkey	Buy	4,120	2.11	1/20/13	32,401
Goldman Sachs, Inc.	Greece	Buy	30,000	0.20	6/20/20	756,412
Goldman Sachs, Inc.	Greece	Buy	50,000	0.29	6/20/15	396,099
HSBC Bank USA	Serbia	Buy	7,000	1.30	5/20/11	202,190
J.P. Morgan Chase Bank	Greece	Buy	20,000	0.12625	9/20/17	499,377
J.P. Morgan Chase Bank	Iceland	Sell	3,300	1.70	3/20/18	23,941
J.P. Morgan Chase Bank	Iceland	Sell	6,600	1.75	3/20/18	72,625
J.P. Morgan Chase Bank	Iceland	Sell	4,000	1.90	3/20/18	89,009
J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.10	3/20/23	208,740
J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.45	3/20/23	377,972
J.P. Morgan Chase Bank	Indonesia	Buy	5,000	2.09	9/20/11	(48,571)
J.P. Morgan Chase Bank	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(70,818)
J.P. Morgan Chase Bank	Turkey	Buy	12,610	2.12	1/20/13	93,923
J.P. Morgan Chase Bank	Turkey	Buy	10,000	3.16	4/20/10	(355,448)
J.P. Morgan Chase Bank	Turkey	Buy	4,000	3.60	4/6/09	(100,541)
Merrill Lynch Capital Services	Turkey	Buy	5,000	2.11	1/20/13	39,322
Morgan Stanley	Turkey	Buy	3,000	3.40	1/29/09	(56,464)
Morgan Stanley	Turkey	Buy	5,000	4.05	4/6/14	(356,919)
						$2,467,969

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation
Merrill Lynch Capital Services	$4,177,112	12/1/08	1-month USD-LIBOR-BBA + 50bp	Total Return on Merrill Lynch Abu Dhabi Index	$499,540
					$499,540

At April 30, 2008 the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Global Macro Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities ". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Eaton Vance Global Macro Portfolio as of April 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Global Macro Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Macro Portfolio (the "Portfolio"), including the portfolio of investments, as of April 30, 2008, the related statement of operations for the six month period then ended, and the statements of changes in net assets and supplementary data for the six month period ended April 30, 2008 and the year ended October 31, 2007. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data of the Portfolio for the years ended October 31, 2006, 2005, 2004 and 2003 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio as of April 30, 2008, the results of its operations for the six month period then ended, and the changes in its net assets and supplementary data for the six month period ended April 30, 2008 and the year ended October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 16, 2008

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008,

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements between the Eaton Vance Global Macro Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreement for the Global Macro Portfolio (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and Portfolio by BMR.

The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM's and BMR's expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Portfolio Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 27, 2007) through September 30, 2007 for the Fund. In light of the Fund's relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the period since inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Global Macro Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Macro Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Global Macro Fund

OFFICERS AND TRUSTEES CONT'D

Global Macro Portfolio

Officers
Mark S. Venezia
President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Investment Adviser of Global Macro Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Investment Adviser and Administrator
of Eaton Vance Global Macro Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Global Macro Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3041-6/08  GMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	June 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 11, 2008

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	June 11, 2008